Summary of Significant Accounting Policies (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2026 USD ($) segment shares	Dec. 31, 2025 USD ($) segment shares	Dec. 31, 2024 USD ($)
Summary of Significant Accounting Policies
Reportable segment | segment	1	1
Amount of fair value assets out of level 1 into level 2	$ 0	$ 0
Amount of fair value assets out of level 2 into level 1	0	0
Amount of fair value liabilities out of level 1 into level 2	0	0
Asset transfers net	0	0
Amount of cash exceeding the FDIC insurance	84,767,555	23,219,422	$ 6,228,584
Impairment loss	$ 0	$ 0	$ 0
Equipment, Useful Life	3 years	3 years
Warrant
Summary of Significant Accounting Policies
Anti-dilutive (in shares) | shares	716,084	586,666
Employee Stock Option
Summary of Significant Accounting Policies
Anti-dilutive (in shares) | shares	2,705,423	2,325,059
Restricted Stock Units
Summary of Significant Accounting Policies
Anti-dilutive (in shares) | shares	1,118,287	669,451
Restricted Stock
Summary of Significant Accounting Policies
Anti-dilutive (in shares) | shares	2,114,194